Expense Example - FidelityInvestmentGradeBondFund-RetailPRO - FidelityInvestmentGradeBondFund-RetailPRO - Fidelity Investment Grade Bond Fund - Fidelity Investment Grade Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567